Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Schedule of Product Warranty Liability [Table Text Block]

	Year Ended December 31,
	2012	2011	2010
Beginning balance	$30	$43	$55
Provision	8	9	15
Settlements/ reversals	(12)	(22)	(27)
Ending balance	$26	$30	$43

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]

	As of December 31, 2012			As of December 31, 2011
(in millions)	Projected Benefit Obligation (PBO)	Fair value of Plan Assets	Underfunded PBO Recognized	Projected Benefit Obligation (PBO)	Fair value of Plan Assets	Underfunded PBO Recognized
Executive Retirement Plan	$13	$—	$13	$14		$14
Guidant Retirement Plan (frozen)	131	87	44	118	75	43
Guidant Supplemental Retirement Plan (frozen)	34	—	34	32		32
Guidant Healthcare Retirement Benefit Plan (frozen)	5	—	5	10		10
International Retirement Plans	85	43	42	75	40	35
	$268	$130	$138	$249	$115	$134

Schedule of Defined Benefit Plans Disclosures [Table Text Block]

			Long-Term Healthcare	Rate of
	Discount Rate	Expected Return on Plan Assets	Cost Trend Rate	Compensation Increase
Executive Retirement Plan	3.50%			3.00%
Guidant Retirement Plan (frozen)	4.25%	7.50%
Guidant Supplemental Retirement Plan (frozen)	4.00%
Guidant Healthcare Retirement Benefit Plan (frozen)	1.75%		5.00%
International Retirement Plans	1.00% - 4.00%	2.75% - 4.00%		3.00%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]

	Year Ended December 31,
(in millions)	2012	2011
Beginning fair value	$115	$113
Actual return on plan assets	11	—
Employer contributions	20	17
Benefits paid	(13)	(13)
Net transfers in (out)	—	(3)
Foreign currency exchange	(3)	1
Ending fair value	$130	$115